INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 43	$ 52
Deductible temporary differences for which no deferred tax asset is recognised	86	81
Unused Tax Losses, Indefinitely Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2	3
Unused Tax Losses, Expiring in Five Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 84	$ 78